UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS GLOBAL EQUITY FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited)	March 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.0%
Argentina - 0.4%
48,000	Telecom Argentina S.A., Class B Shares, ADR *	$1,016,640

Australia - 2.0%
29,800	Babcock & Brown Ltd.	400,559
99,600	Coca-Cola Amatil Ltd.	773,073
27,350	Computershare Ltd.	218,528
6,200	Incitec Pivot Ltd.	799,125
108,900	Lion Nathan Ltd.	870,118
268,600	Telstra Corp., Ltd.	1,079,198
32,450	Woolworths Ltd.	859,320

	Total Australia	4,999,921

Austria - 0.6%
11,900	OMV AG	787,251
9,500	Voestalpine AG	660,608

	Total Austria	1,447,859

Brazil - 0.6%
27,900	Companhia Vale do Rio Doce, ADR	966,456
4,200	Unibanco-Uniao de Bancos Brasileiros SA, GDR	489,888

	Total Brazil	1,456,344

Canada - 4.9%
30,100	Addax Petroleum Corp.	1,193,457
15,800	Agrium Inc.	980,207
59,400	Finning International Inc.	1,680,134
16,100	Fording Canadian Coal Trust	841,853
21,630	Manulife Financial Corp.	826,896
13,000	Petro-Canada	565,663
8,400	Potash Corp. of Saskatchewan Inc.	1,303,625
41,200	Power Corp. of Canada	1,362,977
40,000	Power Financial Corp.	1,366,480
19,900	Rogers Communications Inc., Class B Shares	714,870
16,500	Royal Bank of Canada	769,813
12,240	Toronto-Dominion Bank	751,609

	Total Canada	12,357,584

Cayman Islands - 0.2%
11,100	Herbalife Ltd.	527,250

Denmark - 0.3%
6,600	D/S Norden A/S	734,351

Finland - 1.8%
115,850	Nokia Oyj	3,669,111
12,700	Wartsila Oyj	858,039

	Total Finland	4,527,150

France - 3.6%
67,300	France Telecom SA	2,265,488
6,500	Lafarge SA	1,131,630
19,100	Peugeot SA	1,482,417
27,800	Suez SA	1,826,384
34,200	Total SA	2,542,498

	Total France	9,248,417

Germany - 5.5%
14,300	BASF AG	1,927,983
15,250	DaimlerChrysler AG	1,305,075
10,950	E.ON AG	2,029,229
18,550	GEA Group AG	624,440
14,200	RWE AG	1,747,310

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Germany - 5.5% (continued)
11,850	SGL Carbon AG *	$749,110
20,500	Siemens AG, Registered Shares	2,224,137
23,950	Stada Arzneimittel AG	1,741,506
59,000	TUI AG	1,515,209

	Total Germany	13,863,999

Greece - 0.8%
27,300	Agricultural Bank of Greece	124,689
24,403	Alpha Bank AE	809,897
36,370	EFG Eurobank Ergasias	1,105,899

	Total Greece	2,040,485

Hong Kong - 0.8%
64,000	Esprit Holdings Ltd.	768,508
365,200	Li & Fung Ltd.	1,346,797

	Total Hong Kong	2,115,305

India - 1.2%
16,300	Reliance Industries Ltd. (a)	1,874,500
12,960	State Bank of India Ltd., GDR	1,146,960

	Total India	3,021,460

Italy - 2.4%
43,400	Assicurazioni Generali SpA	1,953,425
122,200	Enel SpA	1,297,800
50,400	Eni SpA	1,720,487
19,700	IFI-Istituto Finanziario Industriale SpA *	542,975
17,600	Saipem SpA	713,178

	Total Italy	6,227,865

Japan - 9.0%
16,500	Aisin Seiki Co., Ltd.	614,661
32,400	Astellas Pharma Inc.	1,252,393
429,000	Fukuoka Financial Group Inc.	2,229,631
149,000	Itochu Corp.	1,468,215
183	KDDI Corp.	1,116,032
19,100	Makita Corp.	598,668
130,000	Marubeni Corp.	945,123
83,000	Matsushita Electric Industrial Co., Ltd.	1,795,313
59,400	Mitsubishi Corp.	1,790,447
78,000	Mitsui & Co., Ltd.	1,577,809
1,100	Nintendo Co., Ltd.	566,193
88,000	Nippon Yusen Kabushiki Kaisha	824,835
24,250	Nitori Co. Ltd.	1,369,617
334	NTT DoCoMo Inc.	505,047
60,000	Sumitomo Corp.	788,904
25,780	Takefuji Corp.	544,721
71,000	Tanabe Seiyaku Co. Ltd.	825,466
224,000	Tokyo Gas Company Limited	903,986
39,150	Toyota Motor Corp.	1,948,483
122,000	Yaskawa Electric Corp.	1,156,960

	Total Japan	22,822,504

Luxembourg - 0.5%
14,764	Arcelor	1,210,751

Netherlands - 1.7%
118,800	Koninklijke Ahold NV	1,764,865
45,400	Koninklijke KPN NV	767,727
54,500	Royal Dutch Shell PLC, Class A Shares	1,882,842

	Total Netherlands	4,415,434

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Norway - 0.4%
41,650	Petroleum Geo-Services ASA	$1,031,883

Portugal - 0.4%
64,829	Banco Espirito Santo SA	1,128,038

Russia - 1.0%
7,700	OAO Gazprom, ADR	392,700
69,500	Vimpel Communications, ADR	2,077,355

	Total Russia	2,470,055

Singapore - 0.6%
214,000	Keppel Corp., Ltd.	1,536,275

South Africa - 1.4%
192,063	Aveng Ltd.*	1,368,088
189,494	Murray & Roberts Holdings Ltd.	2,222,496

	Total South Africa	3,590,584

Spain - 4.5%
63,700	Banco Bilbao Vizcaya Argentaria SA	1,404,368
217,700	Banco Santander Central Hispano SA	4,341,951
61,500	Indra Sistemas SA	1,772,830
135,025	Telefonica SA	3,883,763

	Total Spain	11,402,912

Switzerland - 1.2%
9,500	Baloise Holding AG	944,974
4,050	Nestle SA, Registered Shares	2,025,510

	Total Switzerland	2,970,484

United Kingdom - 10.3%
58,200	AMEC PLC	836,069
44,100	AstraZeneca PLC	1,649,682
153,200	BAE Systems PLC	1,476,063
50,100	BG Group PLC	1,160,885
97,700	BHP Billiton PLC	2,900,123
92,637	BP PLC	941,749
82,800	British American Tobacco PLC	3,108,870
136,600	BT Group PLC	589,238
47,200	Diageo PLC	952,174
40,200	Imperial Tobacco Group PLC	1,850,206
42,200	National Express Group PLC	842,091
23,900	Rio Tinto PLC	2,483,301
33,600	Severn Trent PLC	946,678
44,900	Standard Chartered PLC	1,535,183
98,400	Tesco PLC	740,483
1,067,400	Vodafone Group PLC	3,198,137
168,000	William Morrison Supermarkets PLC	914,822

	Total United Kingdom	26,125,754

United States - 42.9%
35,700	ADC Telecommunications Inc. *	431,256
39,180	Aeropostale Inc. *	1,062,170
25,100	Aetna Inc.	1,056,459
28,100	AK Steel Holding Corp.	1,529,202
27,150	Alberto-Culver Co.	744,182
66,000	Allied Waste Industries Inc. *	713,460
29,864	Altria Group Inc.	662,981
25,150	American Financial Group Inc.	642,834
15,755	American International Group Inc.	681,404
73,000	Annaly Capital Management Inc.	1,118,360
16,400	Apache Corp.	1,981,448

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
United States - 42.9% (continued)
12,850	Archer-Daniels-Midland Co.	$528,906
21,420	Assurant Inc.	1,303,621
59,642	AT&T Inc.	2,284,289
22,900	Avnet Inc. *	749,517
17,300	Bally Technologies Inc. *	594,082
26,070	Bank of America Corp.	988,314
15,320	Bank of Hawaii Corp.	759,259
37,800	Big Lots Inc. *	842,940
21,500	Biogen Idec Inc. *	1,326,335
40,200	BMC Software Inc. *	1,307,304
11,400	Boeing Co.	847,818
38,800	Bristol-Myers Squibb Co.	826,440
44,900	Calpine Corp. *	827,058
28,600	Celanese Corp.	1,116,830
10,800	CF Industries Holdings Inc.	1,119,096
41,670	Chevron Corp.	3,556,951
32,500	ConocoPhillips	2,476,825
58,400	Corning Inc.	1,403,936
13,300	Coventry Health Care Inc. *	536,655
13,200	Crane Co.	532,620
15,200	Crocs Inc. *	265,544
14,640	Cullen/Frost Bankers Inc.	776,506
17,200	Cummins Inc.	805,304
40,940	CVS Corp.	1,658,479
28,720	Deere & Co.	2,310,237
13,500	Devon Energy Corp.	1,408,455
28,240	DIRECTV Group Inc. *	700,070
57,400	El Paso Corp.	955,136
13,500	Eli Lilly & Co.	696,465
12,960	Energen Corp.	807,408
14,000	Estee Lauder Cos. Inc., Class A Shares	641,900
64,125	Exxon Mobil Corp.	5,423,692
23,000	Federated Investors Inc., Class B Shares	900,680
9,900	Flowserve Corp.	1,033,362
33,300	Forest Laboratories Inc. *	1,332,333
49,376	General Electric Co.	1,827,406
18,000	Health Net Inc. *	554,400
9,650	Hess Corp.	850,937
72,840	Hewlett-Packard Co.	3,325,874
23,900	Humana Inc. *	1,072,154
29,950	International Business Machines Corp.	3,448,443
16,000	Invitrogen Corp. *	1,367,520
9,500	Jones Lang LaSalle Inc.	734,730
51,410	JPMorgan Chase & Co.	2,208,059
18,300	Kinetic Concepts Inc. *	846,009
12,900	Lam Research Corp. *	493,038
35,000	Manitowoc Co. Inc.	1,428,000
13,860	Medco Health Solutions Inc. *	606,929
34,500	MetLife Inc.	2,078,970
170,400	Microsoft Corp.	4,835,952
17,376	Molson Coors Brewing Co., Class B Shares	913,456
11,200	Morgan Stanley	511,840
15,500	Northrop Grumman Corp.	1,206,055
12,600	Occidental Petroleum Corp.	921,942
22,750	OGE Energy Corp.	709,118
185,300	Pfizer Inc.	3,878,329
29,864	Philip Morris International Inc. *	1,510,521
8,100	Priceline.com Inc. *	978,966
30,300	Procter & Gamble Co.	2,123,121
29,300	QUALCOMM Inc.	1,201,300
30,000	R.R. Donnelley & Sons Co.	909,300
31,300	Safeway Inc.	918,655
66,700	TD Ameritrade Holding Corp. *	1,101,217

See Notes to Schedule of Investments.

LEGG MASON PARTNERS GLOBAL EQUITY FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
United States - 42.9% (continued)
11,700	Terex Corp. *	$731,250
18,500	Terra Industries Inc. *	657,305
33,000	TJX Cos. Inc.	1,091,310
8,100	Transatlantic Holdings Inc.	537,435
23,100	Travelers Cos. Inc.	1,105,335
29,500	UnitedHealth Group Inc.	1,013,620
34,100	Unum Group	750,541
23,410	Varian Semiconductor Equipment Associates Inc. *	658,992
30,480	Wal-Mart Stores Inc.	1,605,686
29,900	Watson Pharmaceuticals Inc. *	876,668
11,000	WellPoint Inc. *	485,430
49,150	Western Digital Corp. *	1,329,016
41,500	Williams Cos. Inc.	1,368,670

	Total United States	109,041,622

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $248,932,754)	251,330,926

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.2%
Repurchase Agreement - 2.2%
$5,587,000	State Street Bank & Trust Co. dated 3/31/08, 0.870% due 4/1/08; Proceeds due at maturity - $5,587,135; (Fully collateralized by U.S. Treasury Bond, 6.250% due 5/15/30; Market value - $5,703,906) (Cost - $5,587,000)	5,587,000

	TOTAL INVESTMENTS - 101.2% (Cost - $254,519,754#)	256,917,926
	Liabilities in Excess of Other Assets - (1.2)%	(2,950,503)

	TOTAL NET ASSETS - 100.0%	$253,967,423

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

Summary of Investments by Industry **

Financials	15.6%
Industrials	13.6
Energy	13.1
Information Technology	10.4
Consumer Staples	10.0
Health Care	8.5
Materials	7.6
Telecommunication Services	7.6
Consumer Discretionary	7.1
Utilities	4.3
Short-Term Investment	2.2
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2008 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of

Notes to Schedule of Investments (unaudited) (continued)

securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	3/31/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$256,917,926	$251,330,926	$5,587,000	—
Other Financial Instruments*	—	—	—	—

Total	$256,917,926	$251,330,926	$5,587,000	—

*	Other financial instruments include options, futures, swaps and forward contracts.

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,728,095
Gross unrealized depreciation	(15,329,923)

Net unrealized appreciation	$2,398,172

4. Recent Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 21, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 21, 2008